Business Combination	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Business Combination

NOTE 9 – BUSINESS COMBINATION

On October 15, 2018, Trxade Group, Inc. (“Company”) entered into and consummated the purchase of 100% of the equity interests of Community Specialty Pharmacy, LLC, a Florida limited liability company, (“CSP”), pursuant to the terms and conditions of the Membership Interest Purchase Agreement, entered into by and among the Company as the buyer, and CSP, and Nikul Panchal, the equity owner of CSP (collectively, the “Seller”). The purchase price for the 100% equity interest in CSP was $300,000 in cash, a promissory note from the Company of $300,000 (see Note 3), and warrants to purchase 405,507 shares of the common stock of the Company which vested on the acquisition date, are exercisable for eight (8) years from the issuance date at a strike price of $0.01 per share, and subject to exercise restrictions which lapse over three (3) years.

The Company recorded the acquisition under ASC 805 “Business Combination”. All the assets acquired and liabilities assumed are recorded at their corresponding fair values. The excess of the purchase price over the net assets acquired resulted in goodwill of $725,973. The following table is a summary of the allocation of the purchase price of $770,291 consisting of $300,000 in cash, a promissory note from the Company of $300,000, and the fair value of the warrants issued calculated under the Black-Scholes calculation at $170,291.

Purchase Price Allocation
Purchase Price	$770,291
Cash	(49,728)
Accounts Receivable	(114,899)
Inventory	(76,156)
Prepaid	(3,000)
Accounts Payable	199,312
Accrued Expenses	153
Goodwill	$725,973

The accompanying unaudited pro forma statements of operations present the accounts of Trxade and CSP for the nine- months ended September 30, 2018, assuming the acquisition occurred on January 1, 2018.

2018 Summary Statement of Operations	Trxade	CSP	Combined

Revenue	$2,538,082	$1,985,620	$4,523,702

Net Income	$197,031	$97,371	$294,402

Net Income per common share – basic	$0.01		$0.01

Net Income per common share - diluted	$0.01		$0.01

Weighted average common shares - basic	32,083,629		32,083,629

Weighted average common shares - diluted	34,732,540		34,732,540

The accompanying unaudited pro forma statements of operations present the accounts of Trxade and CSP for the three-months ended September 30, 2018, assuming the acquisition occurred on January 1, 2018.

2018 Summary Statement of Operations	Trxade	CSP	Combined

Revenue	$847,471	$662,503	$1,509,974

Net Income	$94,249	$109,556	$203,805

Net Income per common share – basic	$0.00		$0.01

Net Income per common share - diluted	$0.00		$0.01

Weighted average common shares - basic	32,083,629		32,083,629

Weighted average common shares - diluted	34,737,964		34,737,964

NOTE 12 – BUSINESS COMBINATION

On October 15, 2018, the Company entered into and consummated the purchase of 100% of the equity interests of Community Specialty Pharmacy, LLC, a Florida limited liability company, (“CSP”), pursuant to the terms and conditions of the Membership Interest Purchase Agreement, entered into by and among the Company as the buyer, and CSP, and Nikul Panchal, the equity owner of CSP (collectively, the “Seller”). The purchase price for the 100% equity interest in CSP was $300,000 in cash, a promissory note issued by the Company of $300,000 (see Note 4), and warrants to purchase 405,507 shares of the Common Stock of the Company which vested at the acquisition date, are exercisable for eight (8) years from the issuance date at a strike price of $0.01 per share, and subject to exercise restrictions which lapse over a period of three (3) years.

The Company recorded the acquisition under the guidance of ASC 805 “Business Combinations”. All the assets acquired and liabilities assumed are recorded at their corresponding fair values. The excess of the purchase price over the net assets acquired resulted in goodwill of $725,973. The following table is a summary of the allocation of the purchase price of $770,291 consisting of $300,000 in cash, a promissory note from the Company of $300,000, and the fair value for the warrants issued calculated under the Black-Scholes calculation at $170,291.

Purchase Price Allocation
Purchase Price	$770,291
Cash	(49,728)
Accounts Receivable	(114,899)
Inventory	(76,156)
Prepaid	(3,000)
Accounts Payable	199,312
Accrued Expenses	153
Goodwill	$725,973

The accompanying unaudited pro forma combined statements of operations presents the accounts of Trxade and CSP for the years ended December 31, 2018 and 2017, respectively, assuming the acquisition occurred on January 1, 2017.

2018 Summary Statement of Operations	Trxade	CSP	Combined
Revenue	$3,436,360	$2,387,636	$5,823,996

Net Income (Loss)	$125,626	$(6,723)	$118,903

Net Income per common share – basic	$0.00		$0.00

Net Income per common share - diluted	$0.00		$0.00

Weighted average common shares - basic	32,260,622		32,260,622

Weighted average common shares - diluted	34,958,502		34,958,502

2017 Summary Statement of Operations	Trxade	CSP	Combined
Revenue	$2,931,280	$2,633,914	$5,565,194

Net Income (Loss)	$288,983	$(63,132)	$225,851

Net Income per common share – basic	$0.01		$0.01

Net Income per common share - diluted	$0.01		$0.01

Weighted average common shares - basic	31,955,416		31,955,416

Weighted average common shares - diluted	34,086,251		34,086,251